Related party transactions - Schedule of related party transactions (Details) - CAD ($)	3 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	Feb. 28, 2022	Feb. 28, 2021
Related Party Transactions [Abstract]
Salaries and short-term benefits	$ 167,656	$ 22,775	$ 483,665	$ 251,145
Stock based compensation	253,748	19,087	921,577	237,714
Total	$ 421,404	$ 41,862	$ 1,405,242	$ 488,859